Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Maturity Date	Expected Legal Maturity	Final Maturity	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	May 7, 2019	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

OSFI Covered Bond Limit			22,395,744,000

Weighted average maturity of Outstanding Covered Bonds (months)			60
Weighted average remaining term of Loans in Cover Pool (months)			28.06

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Stable(1)	Stable	Stable

(1) On June 11, 2014, Moody’s changed its outlook for long-term ratings from stable to negative for the seven largest Canadian banks, including Bank of Montreal.

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ and AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moodys	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 and A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - May 2014	1 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) or BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Minimum Ratings	Moodys	Fitch	DBRS(1)	Pre-Maturity Test
	P-1	F1+	A(high) or A(low)	N/A

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moodys	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount with Available Revenue Receipts and Available Principal Receipts

Reserve Fund Balance        N/A

BMO Covered Bond Program	Monthly Investor Report - May 2014	2 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$7,217,841,069		A (i)		7,719,616,117
B = Principal receipts not applied	-		A (ii)		7,217,841,069

C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$7,217,841,069

Asset Coverage Test Pass/Fail	Pass
Valuation Calculation

Trading Value of Covered Bonds	$1,527,892,650

A = Lesser of i) Present value of outstanding loan balance of Performing Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing Performing Eligible Loans, net of adjustments	7,769,657,798		A (i)		7,769,657,798
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		11,167,202,702
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$7,769,657,798

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.96%
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	6,453,914,459

Total	$8,074,326,800

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
May 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	404,683,825	267,144,467
Proceeds for sale of Loans
Revenue Receipts	20,738,954	21,475,626
Swap Receipts	8,909,618	9,406,873
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(12,122,349)	(12,734,666)
Intercompany Loan principal	(323,332,700)	(255,384,500)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(67)	(70)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	98,877,281.17	29,907,730.96

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	8,080,410,110
Aggregate Outstanding Balance	$7,720,051,976
Number of Loans	38,951
Average Loan Size	$198,199
Number of Primary Borrowers	39,989
Number of Properties	38,951

Weighted Average Current Loan to Value (LTV)	62.54%
Weighted Average Authorized LTV	69.57%
Weighted Average Original LTV	69.57%
Weighted Average Seasoning	26.02	(Months)
Weighted Average Coupon	3.15%
Weighted Average Original Term	54.08	(Months)
Weighted Average Remaining Term	28.06	(Months)
Substitution Assets	Nil

BMO Covered Bond Program	Monthly Investor Report - May 2014	3 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	38,892	99.85	$7,707,202,643	99.83
30 - 59 days past due	41	0.11	$9,033,386	0.12
60 - 89 days past due	12	0.03	$3,380,088	0.04
90 or more days past due	6	0.02	$435,860	0.01

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	4,659	11.96	$1,038,553,111	13.45
British Columbia	4,554	11.69	$1,128,187,073	14.61
Manitoba	706	1.81	$106,182,347	1.38
New Brunswick	737	1.89	$86,264,336	1.12
Newfoundland	971	2.49	$150,114,236	1.94
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,306	3.35	$201,576,027	2.61
Ontario	16,597	42.61	$3,426,790,715	44.39
Prince Edward Island	243	0.62	$31,726,605	0.41
Quebec	8,374	21.50	$1,411,265,264	18.28
Saskatchewan	804	2.06	$139,392,262	1.81
Yukon Territories	-	-	$-	-

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	894	2.30	$156,284,519	2.02
600 - 650	1,395	3.58	$299,374,511	3.88
651 - 700	4,137	10.62	$927,199,589	12.01
701 - 750	8,657	22.23	$1,893,775,744	24.53
751 - 800	15,565	39.96	$3,097,968,823	40.13
801 and Above	8,303	21.32	$1,345,448,790	17.43

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	35,371	90.81	$6,892,942,197	89.29
Variable	3,580	9.19	$827,109,779	10.71

Grand Total	38,951	100.00	$7,720,051,976	100,.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	38,951	100.00	$7,720,051,976	100.00

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	32,847	84.33	$6,337,948,531	82.10
Non-Owner Occupied	6,104	15.67	$1,382,103,445	17.90

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	35,908	92.19	$7,333,922,819	95.00
4.00 - 4.49	2,255	5.79	$287,466,914	3.72
4.50 - 4.99	571	1.47	$70,377,516	0.91
5.00 - 5.49	156	0.40	$21,738,825	0.28
5.50 - 5.99	40	0.10	$4,666,853	0.06
6.00 - 6.49	19	0.05	$1,802,239	0.02
6.50 - 6.99	2	0.01	$76,811	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	38,951	100.00	$7,720,051,976	100.00

BMO Covered Bond Program	Monthly Investor Report - May 2014	4 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

Cover Pool - Current LTV Distribution

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	2,117	5.44	$119,185,113	1.54
20.01 - 25.00	1,360	3.49	$119,540,445	1.55
25.01 - 30.00	1,590	4.08	$152,206,684	1.97
30.01 - 35.00	1,718	4.41	$201,797,023	2.61
35.01 - 40.00	1,977	5.08	$264,593,880	3.43
40.01 - 45.00	2,240	5.75	$333,465,858	4.32
45.01 - 50.00	2,591	6.65	$429,893,828	5.57
50.01 - 55.00	2,804	7.20	$517,579,366	6.70
55.01 - 60.00	2,768	7.11	$565,002,943	7.32
60.01 - 65.00	2,569	6.60	$613,063,254	7.94
65.01 - 70.00	3,166	8.13	$779,010,034	10.09
70.01 - 75.00	5,188	13.32	$1,311,528,560	16.99
75.01 - 80.00	8,863	22.75	$2,313,184,987	29.96
80.01 and Above	-	-	$-	-

Grand Total	38,951	100.00	7,720,051,976	100.00

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	7,292	18.72	$1,316,874,522	17.06
12 - 17	4,870	12.50	$892,144,794	11.56
18 - 24	4,921	12.63	$877,842,924	11.37
25 - 30	2,019	5.18	$444,401,695	5.76
31 - 36	4,066	10.44	$803,037,192	10.40
37 - 42	11,560	29.68	$2,490,925,996	32.27
43 - 48	4,101	10.53	$872,409,730	11.30
49 - 54	122	0.31	$22,415,124	0.29
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	9,503	24.40	$611,645,150	7.92
100,000 - 199,999	14,503	37.23	$2,158,678,887	27.96
200,000 - 299,999	8,743	22.45	$2,135,965,327	27.67
300,000 - 399,999	3,493	8.97	$1,193,980,376	15.47
400,000 - 499,999	1,330	3.41	$589,998,863	7.64
500,000 - 599,999	615	1.58	$334,150,453	4.33
600,000 - 699,999	286	0.73	$184,221,977	2.39
700,000 - 799,999	140	0.36	$104,052,710	1.35
800,000 - 899,999	75	0.19	$63,211,406	0.82
900,000 - 999,999	70	0.18	$65,913,700	0.85
1,000,000 - 1,499,999	130	0.33	$156,512,590	2.03
1,500,000 - 2,000,000	42	0.11	$72,213,979	0.94
2,000,000 - 3,000,000	21	0.05	$49,506,559	0.64
3,000,000 and Above	-	-	$-	-

	38,951	100.00	$7,720,051,976	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	6,244	16.03	$1,113,547,543	14.42
Multi-Residential	2,001	5.14	$468,797,001	6.07
Single Family	28,381	72.86	$5,687,261,811	73.67
Townhouse	2,325	5.97	$450,445,621	5.83

Grand Total	38,951	100.00	7,720,051,976	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Current LTV and Delinquency Distribution by Province

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$14,472,825	$-	$-	$-	$14,472,825
	20.01 - 25	$15,542,799	$-	$-	$-	$15,542,799
	25.01 - 30	$18,095,645	$-	$-	$-	$18,095,645
	30.01 - 35	$24,761,415	$59,369	$-	$-	$24,820,784
	35.01 - 40	$32,636,308	$-	$-	$-	$32,636,308
	40.01 - 45	$42,279,246	$-	$-	$-	$42,279,246
	45.01 - 50	$57,853,311	$-	$-	$-	$57,853,311
	50.01 - 55	$58,057,856	$219,854	$-	$-	$58,277,709
	55.01 - 60	$76,685,923	$363,050	$-	$-	$77,048,973
	60.01 - 65	$77,341,735	$-	$-	$-	$77,341,735
	65.01 - 70	$118,394,382	$-	$-	$-	$118,394,382
	70.01 - 75	$194,167,732	$-	$-	$-	$194,167,732
	75.01 - 80	$307,027,286	$594,375	$-	$-	$307,621,662
	80.01 and Above	$-	$-	$-	$-	$-

		1,037,316,462	1,236,648	-	-	1,038,553,111

BMO Covered Bond Program	Monthly Investor Report - May 2014	5 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$26,536,343	$-	$-	$-	$26,536,343
	20.01 - 25	$24,785,498	$-	$-	$-	$24,785,498
	25.01 - 30	$29,484,880	$-	$-	$-	$29,484,880
	30.01 - 35	$36,508,120	$-	$44,577	$-	$36,552,697
	35.01 - 40	$51,737,693	$-	$-	$-	$51,737,693
	40.01 - 45	$57,436,484	$-	$-	$-	$57,436,484
	45.01 - 50	$66,980,716	$-	$-	$-	$66,980,716
	50.01 - 55	$87,219,311	$-	$-	$-	$87,219,311
	55.01 - 60	$89,379,891	$-	$-	$-	$89,379,891
	60.01 - 65	$92,266,847	$132,926	$-	$-	$92,399,773
	65.01 - 70	$118,265,217	$495,107	$-	$-	$118,760,323
	70.01 - 75	$195,323,601	$144,681	$-	$-	$195,468,282
	75.01 - 80	$249,970,223	$1,212,428	$262,529	$-	$251,445,181
	80.01 and Above	$-	$-	$-	$-	$-

		1,125,894,825	1,985,142	307,106	-	1,128,187,073

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$1,392,805	$-	$-	$-	$1,392,805
	20.01 - 25	$1,620,774	$-	$-	$-	$1,620,774
	25.01 - 30	$1,931,933	$-	$-	$-	$1,931,933
	30.01 - 35	$4,124,341	$-	$-	$-	$4,124,341
	35.01 - 40	$4,305,002	$-	$-	$-	$4,305,002
	40.01 - 45	$4,848,025	$-	$-	$-	$4,848,025
	45.01 - 50	$5,319,003	$-	$-	$-	$5,319,003
	50.01 - 55	$7,236,770	$-	$-	$-	$7,236,770
	55.01 - 60	$9,261,570	$-	$-	$89,862	$9,351,432
	60.01 - 65	$9,422,730	$-	$-	$-	$9,422,730
	65.01 - 70	$10,419,420	$-	$-	$-	$10,419,420
	70.01 - 75	$14,308,346	$108,364	$-	$-	$14,416,710
	75.01 - 80	$31,793,403	$-	$-	$-	$31,793,403
	80.01 and Above	$-	$-	$-	$-	$-

		105,984,121	108,364	-	89,862	106,182,347

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$889,398	$-	$-	$-	$889,398
	20.01 - 25	$467,589	$-	$-	$-	$467,589
	25.01 - 30	$2,387,469	$-	$-	$-	$2,387,469
	30.01 - 35	$1,967,613	$-	$-	$-	$1,967,613
	35.01 - 40	$2,030,003	$-	$-	$-	$2,030,003
	40.01 - 45	$3,416,085	$-	$-	$-	$3,416,085
	45.01 - 50	$3,964,292	$-	$-	$-	$3,964,292
	50.01 - 55	$5,350,271	$122,083	$-	$-	$5,472,354
	55.01 - 60	$6,104,535	$-	$-	$-	$6,104,535
	60.01 - 65	$7,196,134	$-	$-	$-	$7,196,134
	65.01 - 70	$9,383,635	$-	$-	$-	$9,383,635
	70.01 - 75	$17,258,122	$-	$-	$-	$17,258,122
	75.01 - 80	$25,727,107	$-	$-	$-	$25,727,107
	80.01 and Above	$-	$-	$-	$-	$-

		86,142,253	122,083	-	-	86,264,336

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$875,970	$-	$-	$-	$875,970
	20.01 - 25	$1,038,868	$-	$-	$-	$1,038,868
	25.01 - 30	$1,660,780	$-	$-	$-	$1,660,780
	30.01 - 35	$2,750,833	$-	$-	$-	$2,750,833
	35.01 - 40	$2,624,873	$-	$-	$-	$2,624,873
	40.01 - 45	$4,512,698	$-	$-	$-	$4,512,698
	45.01 - 50	$5,707,656	$-	$-	$-	$5,707,656
	50.01 - 55	$3,936,468	$-	$-	$-	$3,936,468
	55.01 - 60	$10,617,947	$-	$-	$-	$10,617,947
	60.01 - 65	$11,476,241	$-	$-	$-	$11,476,241
	65.01 - 70	$10,687,084	$-	$-	$-	$10,687,084
	70.01 - 75	$27,075,284	$-	$167,914	$-	$27,243,198
	75.01 - 80	$66,051,722	$274,984	$654,914	$-	$66,981,620
	80.01 and Above	$-	$-	$-	$-	$-

		149,016,424	274,984	822,827	-	150,114,236

BMO Covered Bond Program	Monthly Investor Report - May 2014	6 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$2,078,137	$-	$-	$-	$2,078,137
	20.01 - 25	$1,494,628	$-	$-	$-	$1,494,628
	25.01 - 30	$2,726,209	$-	$-	$-	$2,726,209
	30.01 - 35	$5,089,032	$-	$-	$-	$5,089,032
	35.01 - 40	$5,948,720	$-	$-	$-	$5,948,720
	40.01 - 45	$7,773,358	$-	$-	$-	$7,773,358
	45.01 - 50	$11,394,773	$-	$-	$-	$11,394,773
	50.01 - 55	$11,408,879	$-	$-	$-	$11,408,879
	55.01 - 60	$10,649,159	$-	$-	$70,790	$10,719,949
	60.01 - 65	$14,976,904	$-	$-	$-	$14,976,904
	65.01 - 70	$19,986,967	$-	$-	$-	$19,986,967
	70.01 - 75	$38,675,315	$213,944	$-	$-	$38,889,259
	75.01 - 80	$69,089,214	$-	$-	$-	$69,089,214
	80.01 and Above	$-	$-	$-	$-	$-

		201,291,294	213,944	$-	$70,790	201,576,027

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$55,743,185	$50,485	$-	$29,333	$55,823,003
	20.01 - 25	$56,281,552	$-	$-	$-	$56,281,552
	25.01 - 30	$69,933,415	$-	$-	$32,756	$69,966,170
	30.01 - 35	$93,310,316	$-	$-	$-	$93,310,316
	35.01 - 40	$126,437,625	$140,225	$-	$-	$126,577,850
	40.01 - 45	$155,892,814	$147,420	$-	$55,558	$156,095,793
	45.01 - 50	$192,086,085	$298,920	$-	$-	$192,385,005
	50.01 - 55	$246,943,459	$-	$128,807	$-	$247,072,266
	55.01 - 60	$245,406,982	$-	$-	$-	$245,406,982
	60.01 - 65	$276,283,350	$135,756	$-	$-	$276,419,106
	65.01 - 70	$331,412,813	$184,739	$42,614	$-	$331,640,167
	70.01 - 75	$554,119,693	$372,829	$-	$-	$554,492,523
	75.01 - 80	$1,018,350,376	$1,487,953	$1,481,652	$-	$1,021,319,981
	80.01 and Above	$-	$-	$-	$-	$-

		3,422,201,666	2,818,328	1,653,074	117,647	3,426,790,715

BMO Covered Bond Program	Monthly Investor Report - May 2014	7 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$297,333	$-	$-	$-	$297,333
	20.01 - 25	$291,343	$-	$-	$-	$291,343
	25.01 - 30	$101,491	$-	$-	$-	$101,491
	30.01 - 35	$576,260	$-	$-	$-	$576,260
	35.01 - 40	$617,728	$-	$-	$-	$617,728
	40.01 - 45	$1,197,053	$-	$-	$-	$1,197,053
	45.01 - 50	$1,424,921	$-	$-	$-	$1,424,921
	50.01 - 55	$1,846,940	$-	$-	$-	$1,846,940
	55.01 - 60	$1,370,727	$-	$-	$-	$1,370,727
	60.01 - 65	$2,000,369	$108,972	$-	$-	$2,109,341
	65.01 - 70	$2,835,816	$-	$-	$-	$2,835,816
	70.01 - 75	$6,803,413	$-	$-	$-	$6,803,413
	75.01 - 80	$12,254,240	$-	$-	$-	$12,254,240
	80.01 and Above	$-	$-	$-	$-	$-

		31,617,633	108,972	-	-	31,726,605

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$15,735,541	$-	$-	$-	$15,735,541
	20.01 - 25	$16,851,148	$60,547	$-	$-	$16,911,695
	25.01 - 30	$23,630,958	$-	$-	$-	$23,630,958
	30.01 - 35	$30,136,368	$-	$-	$-	$30,136,368
	35.01 - 40	$33,788,390	$-	$-	$-	$33,788,390
	40.01 - 45	$49,822,108	$-	$-	$-	$49,822,108
	45.01 - 50	$77,517,818	$337,734	$-	$-	$77,855,552
	50.01 - 55	$85,041,179	$96,566	$-	$-	$85,137,746
	55.01 - 60	$101,485,038	$-	$-	$-	$101,485,038
	60.01 - 65	$113,675,533	$224,746	$-	$-	$113,900,278
	65.01 - 70	$138,773,277	$177,844	$230,816	$157,561	$139,339,499
	70.01 - 75	$237,505,318	$534,852	$-	$-	$238,040,170
	75.01 - 80	$484,383,026	$732,631	$366,265	$-	$485,481,921
	80.01 and Above	$-	$-	$-	$-	$-

		1,408,345,702	2,164,920	597,081	157,561	1,411,265,264

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$1,083,758	$-	$-	$-	$1,083,758
	20.01 - 25	$1,105,701	$-	$-	$-	$1,105,701
	25.01 - 30	$2,221,149	$-	$-	$-	$2,221,149
	30.01 - 35	$2,468,779	$-	$-	$-	$2,468,779
	35.01 - 40	$4,327,313	$-	$-	$-	$4,327,313
	40.01 - 45	$6,085,008	$-	$-	$-	$6,085,008
	45.01 - 50	$7,008,599	$-	$-	$-	$7,008,599
	50.01 - 55	$9,970,923	$-	$-	$-	$9,970,923
	55.01 - 60	$13,517,468	$-	$-	$-	$13,517,468
	60.01 - 65	$7,821,012	$-	$-	$-	$7,821,012
	65.01 - 70	$17,562,741	$-	$-	$-	$17,562,741
	70.01 - 75	$24,749,152	$-	$-	$-	$24,749,152
	75.01 - 80	$41,470,659	$-	$-	$-	$41,470,659
	80.01 and Above	$-	$-	$-	$-	$-

		139,392,262	-	-	-	139,392,262

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

BMO Covered Bond Program	Monthly Investor Report - May 2014	8 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-14
Date of Report:	13-Jun-14

Cover Pool - Current LTV Distribution by Credit Score

	Credit Scores
Current LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$2,282,474	$2,778,499	$7,293,324	$15,302,145	$45,242,201	$46,286,471	$119,185,113
20.01 - 25	$1,468,176	$1,918,308	$5,258,123	$17,133,583	$52,694,506	$41,067,750	$119,540,445
25.01 - 30	$2,640,656	$3,100,977	$8,040,683	$20,356,656	$68,045,157	$50,022,555	$152,206,684
30.01 - 35	$2,691,935	$4,794,264	$13,858,602	$32,746,173	$83,736,711	$63,969,339	$201,797,023
35.01 - 40	$5,241,063	$6,967,051	$26,552,154	$44,492,322	$109,984,564	$71,356,725	$264,593,880
40.01 - 45	$8,751,590	$10,972,239	$25,598,171	$60,140,355	$140,978,379	$87,025,125	$333,465,858
45.01 - 50	$10,570,083	$17,774,305	$41,015,423	$76,008,569	$177,533,364	$106,992,084	$429,893,828
50.01 - 55	$9,734,973	$20,858,274	$50,948,575	$114,608,551	$199,362,666	$122,066,327	$517,579,366
55.01 - 60	$14,978,727	$25,947,472	$54,551,640	$133,969,604	$228,349,521	$107,205,979	$565,002,943
60.01 - 65	$25,515,826	$36,427,941	$71,665,489	$147,811,048	$235,309,679	$96,333,271	$613,063,254
65.01 - 70	$25,593,788	$31,978,743	$106,331,784	$169,447,407	$325,905,749	$119,752,563	$779,010,034
70.01 - 75	$17,539,384	$45,319,887	$171,329,101	$362,262,487	$535,216,439	$179,861,262	$1,311,528,560
75.01 - 80	$29,275,844	$90,536,551	$344,756,520	$699,496,843	$895,609,887	$253,509,341	$2,313,184,987
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$156,284,519	$299,374,511	$927,199,589	$1,893,775,744	$3,097,968,823	$1,345,448,790	$7,720,051,976

BMO Covered Bond Program	Monthly Investor Report - May 2014	9 of 9